Stock-based Compensation (Tables)	9 Months Ended
Sep. 30, 2024
Share-Based Payment Arrangement [Abstract]
Summary of RSUs activity
Summary of RSUs activity
	Number of Shares	Weighted- Average Grant Date Fair Value Per Share
Unvested units at December 31, 2023	5,527	$74.83
Granted and accepted	71,000	2.77
Vested	(3,997)	71.10
Forfeited	(1,530)	84.55
Unvested units at September 30, 2024	71,000	$2.77

Summary of stock options activity
Summary of stock options activity
	Number of Shares	Weighted- Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2023	1,146	$10,120.69
Granted	–	–
Exercised	–	–
Forfeited	–	–
Expired	(13)	598,313.35
Balance at September 30, 2024	1,133	$3,371.79	$–
Exercisable at September 30, 2024	1,133	$3,371.79	$–

Schedule of stock-based compensation expense
Schedule of stock-based compensation expense
	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2024	2023	2024	2023
Research and development	$25	$51	$14	$163
General and administrative	27	38	85	131
Total stock-based compensation	$52	$89	$99	$294